Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of computing basic and diluted net loss per share
	For the year ended December 31,
	2021	2020	2019
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	(4,041)	(2,828)	(1,222)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	6,243,411	5,519,061	4,634,043
Net loss per share of ordinary share, basic and diluted	(0.65)	(0.51)	(0.26)